Trade Accounts Payable and Supply Chain Finance - Schedule of Trade Accounts Payable and Supply Chain Finance (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024
Domestic:
Commodities		$ 1,829,733	$ 1,961,391
Materials and services		3,169,716	3,138,734
Finished products		99,853	81,608
Present value adjustment		(8,537)	(9,685)
Total domestic commodities		5,090,765	5,172,048
Foreign:
Commodities		17,063	20,357
Materials and services		338,758	271,481
Finished products		782	1,627
Total Foreign commodities		356,603	293,465
Total trade accounts payable		5,447,368	5,465,513
Supply chain finance (1)
Domestic	[1]	1,136,944	718,884
Foreign	[1]	4,238	9,826
Total supply chain finance	[1]	1,141,182	728,710
Total	[1]	$ 6,588,550	$ 6,194,223

[1]	JBS S.A. initiates transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. Apart from an insignificant extension of payment terms, there was no operational or commercial change in the process, and the aforementioned discounted risk transaction does not lead to a change in the prices practiced by suppliers, maintaining the same price composition that was in place prior to the discounted risk operation by these same suppliers. Additionally, this operation did not incur any other burdens for the Group and all financial costs of the operation are the responsibility of the suppliers.